Equity Method Investment - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest								40.00%
Deconsolidation gain					8,927
Cash dividend received from Yunnan Nepstar	2,219	13,825					25,000
Equity method investment			36,703			36,703
Equity method investment at cost						400
Accumulated equity in income of the equity method investee						27,376
Equity in income of an equity method investee	215	1,337	1,552	5,808
Dividend income from an equity method investee	1,794	11,175
Percentage of equity ownership sold							40.00%
Cash consideration from sale of equity method investment	13,078	81,480					81,480
Gain from sale of equity method investment	$ 10,985	68,440					68,440